he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 26.2%
	ASSET MANAGEMENT - 0.7%
97	Ameriprise Financial, Inc.	$ 39,944
47	BlackRock, Inc.	35,468
288	Blackstone, Inc.	33,584
1,380	Franklin Resources, Inc.	31,519
2,472	Invesco Ltd.	35,028
346	T Rowe Price Group, Inc.	37,911
		213,454
	BEVERAGES - 0.9%
5,250	Molson Coors Beverage Company, Class B	300,615

	CHEMICALS - 1.0%
721	Air Products and Chemicals, Inc.	170,401
388	Linde plc	171,093
		341,494
	COMMERCIAL SUPPORT SERVICES - 0.5%
251	Cintas Corporation	165,243

	CONSTRUCTION MATERIALS - 1.0%
284	Martin Marietta Materials, Inc.	166,728
634	Vulcan Materials Company	163,337
		330,065
	DIVERSIFIED INDUSTRIALS - 0.3%
170	Eaton Corporation PLC	54,104
532	Emerson Electric Company	57,339
		111,443
	ELECTRICAL EQUIPMENT - 1.4%
561	A O Smith Corporation	46,473
370	Allegion plc	44,977
325	AMETEK, Inc.	56,766
866	Carrier Global Corporation	53,250
405	Generac Holdings, Inc.(a)	55,064
140	Hubbell, Inc.	51,873
769	Johnson Controls International plc	50,039
194	Rockwell Automation, Inc.	52,566

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 26.2% (Continued)
	ELECTRICAL EQUIPMENT - 1.4% (Continued)
166	Trane Technologies PLC	$ 52,678
		463,686
	ENGINEERING & CONSTRUCTION - 1.0%
1,272	Quanta Services, Inc.	328,888

	HEALTH CARE FACILITIES & SERVICES - 2.1%
793	Cardinal Health, Inc.	81,711
366	Cencora, Inc.	87,492
549	HCA Healthcare, Inc.	170,091
1,189	Henry Schein, Inc.(a)	82,374
166	McKesson Corporation	89,177
978	Universal Health Services, Inc., Class B	166,681
		677,526
	HOME CONSTRUCTION - 1.1%
546	DR Horton, Inc.	77,800
556	Lennar Corporation, Class A	84,300
640	Masco Corporation	43,808
11	NVR, Inc.(a)	81,827
728	PulteGroup, Inc.	81,114
		368,849
	INDUSTRIAL SUPPORT SERVICES - 1.0%
1,624	Fastenal Company	110,335
156	United Rentals, Inc.	104,206
120	WW Grainger, Inc.	110,562
		325,103
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
680	Bank of New York Mellon Corporation (The)	38,413
474	Northern Trust Corporation	39,053
506	State Street Corporation	36,680
		114,146
	INSURANCE - 1.0%
231	Allstate Corporation (The)	39,284
423	Arch Capital Group Ltd.(a)	39,567
145	Chubb Ltd.	36,053

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 26.2% (Continued)
	INSURANCE - 1.0% (Continued)
326	Cincinnati Financial Corporation	$ 37,715
385	Hartford Financial Services Group, Inc. (The)	37,303
493	Loews Corporation	37,049
193	Progressive Corporation (The)	40,191
166	Travelers Companies, Inc. (The)	35,219
433	W R Berkley Corporation	33,328
		335,709
	INTERNET MEDIA & SERVICES - 1.4%
278	Airbnb, Inc., Class A(a)	44,082
994	Alphabet, Inc., Class C(a)	163,653
11	Booking Holdings, Inc.	37,972
307	Expedia Group, Inc.(a)	41,331
2,646	Match Group, Inc.(a)	81,550
179	Meta Platforms, Inc., Class A	77,000
		445,588
	LEISURE FACILITIES & SERVICES - 0.6%
2,528	Carnival Corporation(a)	37,465
214	Hilton Worldwide Holdings, Inc.	42,218
175	Marriott International, Inc., Class A	41,323
2,027	Norwegian Cruise Line Holdings Ltd.(a)	38,351
291	Royal Caribbean Cruises Ltd.(a)	40,632
		199,989
	MACHINERY - 0.3%
238	Caterpillar, Inc.	79,628

	METALS & MINING - 1.0%
6,367	Freeport-McMoRan, Inc.	317,968

	OIL & GAS PRODUCERS - 1.0%
585	Marathon Petroleum Corporation	106,306
778	Phillips 66	111,417
691	Valero Energy Corporation	110,470
		328,193

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 26.2% (Continued)
	PUBLISHING & BROADCASTING - 1.0%
13,353	News Corporation, Class B	$ 327,683

	RENEWABLE ENERGY - 0.3%
634	Enphase Energy, Inc.(a)	68,954
116	First Solar, Inc.(a)	20,451
		89,405
	RETAIL - DISCRETIONARY - 1.2%
238	Builders FirstSource, Inc.(a)	43,511
1,273	Ross Stores, Inc.	164,918
1,727	TJX Companies, Inc. (The)	162,493
		370,922
	SEMICONDUCTORS - 1.8%
134	Advanced Micro Devices, Inc.(a)	21,223
127	Analog Devices, Inc.	25,477
340	Applied Materials, Inc.	67,541
18	Broadcom, Inc.	23,405
495	Intel Corporation	15,083
102	KLA Corporation	70,308
73	Lam Research Corporation	65,292
277	Microchip Technology, Inc.	25,478
195	Micron Technology, Inc.	22,027
31	Monolithic Power Systems, Inc.	20,749
32	NVIDIA Corporation	27,649
97	NXP Semiconductors N.V.	24,850
243	ON Semiconductor Corporation(a)	17,049
201	Qorvo, Inc.(a)	23,485
153	QUALCOMM, Inc.	25,375
210	Skyworks Solutions, Inc.	22,384
564	Teradyne, Inc.	65,604
134	Texas Instruments, Inc.	23,640
		586,619
	SOFTWARE - 1.0%
817	Fortinet, Inc.(a)	51,618
2,557	Gen Digital, Inc.	51,498

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 26.2% (Continued)
	SOFTWARE - 1.0% (Continued)
140	Microsoft Corporation	$ 54,506
507	Oracle Corporation	57,671
202	Palo Alto Networks, Inc.(a)	58,761
71	ServiceNow, Inc.(a)	49,226
		323,280
	SPECIALTY FINANCE - 1.0%
349	American Express Company	81,676
573	Capital One Financial Corporation	82,185
652	Discover Financial Services	82,629
1,866	Synchrony Financial	82,067
		328,557
	STEEL - 1.0%
952	Nucor Corporation	160,440
1,197	Steel Dynamics, Inc.	155,754
		316,194
	TECHNOLOGY SERVICES - 1.0%
1,344	CDW Corporation	325,060

	TRANSPORTATION EQUIPMENT - 0.7%
284	Cummins, Inc.	80,227
705	PACCAR, Inc.	74,808
511	Westinghouse Air Brake Technologies Corporation	82,312
		237,347
	WHOLESALE - DISCRETIONARY - 0.5%
2,995	Copart, Inc.(a)	162,658

	TOTAL COMMON STOCKS (Cost $7,214,171)	8,515,312

	EXCHANGE-TRADED FUNDS — 46.3%
	EQUITY - 22.2%
168,966	Arrow DWA Tactical: International ETF(b)(i)	5,105,984
20,427	Invesco S&P MidCap 400 Pure Growth ETF	970,078
3,534	Vanguard Growth ETF	1,165,584
		7,241,646

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

	EXCHANGE-TRADED FUNDS — 46.3% (Continued)
	FIXED INCOME - 23.1%
43,409	iShares 1-3 Year Treasury Bond ETF					$ 3,522,641
16,580	iShares iBoxx High Yield Corporate Bond ETF					1,264,888
14,695	iShares J.P. Morgan USD Emerging Markets Bond ETF					1,280,669
13,893	iShares TIPS Bond ETF					1,466,128
						7,534,326
	MIXED ALLOCATION - 1.0%
3,126	Arrow Reserve Capital Management ETF(i)					312,803

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,224,433)					15,088,775

	EXCHANGE-TRADED NOTE — 5.3%
	EQUITY - 5.3%
62,078	JPMorgan Alerian MLP Index ETN (Cost $1,303,545)					1,736,942

	SHORT-TERM INVESTMENT — 20.5%
	MONEY MARKET FUND - 20.5%
6,677,772	First American Government Obligations Fund, Class X, 5.22%(c)(g)(h) (Cost $6,677,772)					6,677,772

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
21	S&P500 EMINI Option	GS	06/21/2024	$ 4,700	$ 4,935,000	$ 23,101
	TOTAL PUT OPTIONS PURCHASED (Cost - $30,156)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $30,156)					23,101

	TOTAL INVESTMENTS - 98.4% (Cost $29,450,077)					$ 32,041,902
	CALL OPTIONS WRITTEN – (0.0)% (e) (Premiums received - $23,758)					(1,463)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%					526,234
	NET ASSETS - 100.0%					$ 32,566,673

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Contracts(d)
	WRITTEN FUTURE OPTIONS – (0.0)% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN - (0.0)%(e)
13	S&P500 EMINI Option	GS	06/21/2024	$ 5,500	$ 3,575,000	$ 1,463
TOTAL CALL OPTIONS WRITTEN (Proceeds - $23,758)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $23,758)					$ 1,463

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Appreciation
8	COMEX Gold 100 Troy Ounces Future(g)			06/26/2024	$ 1,842,320	$ 220,272
	TOTAL FUTURES CONTRACTS					220,272

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
GS	- Goldman Sachs
MS	- Morgan Stanley
(a)	Non-income producing security.
(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.
(d)	Each contract is equivalent to one futures contract.
(e)	Percentage rounds to greater than (0.1)%.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(g)	All or a portion of this investment is a holding of the AFWAB Fund Limited.
(h)	All or a portion of this investment is pledged as collateral for swap agreements.
(i)	Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

FINANCIAL INDEX SWAP
Notional Value at April 30, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 2,680,836	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ 87,507

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of April 30, 2024.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
4		CAC Index	May-24	Morgan Stanley	$ 318,534	0.54%	$ 859
0	*	CFE Vix	May-24	Morgan Stanley	6,163	0.01%	34
1		Dax Index	Jun-24	Morgan Stanley	413,689	0.71%	(9,755)
1		Emini Nasdaq	Jun-24	Morgan Stanley	211,487	0.36%	(9,536)
1		Emini S&P	Jun-24	Morgan Stanley	304,932	0.52%	(12,736)
2		Euro Btp Futures	Jun-24	Morgan Stanley	300,715	0.51%	(4,122)
5		Euro_Stoxx50	Jun-24	Morgan Stanley	261,431	0.45%	(6,497)
6		FTSE Index	Jun-24	Morgan Stanley	661,117	1.13%	9,225
9		Mexican Peso CME	Jun-24	Morgan Stanley	266,435	0.45%	(7,270)
3		Mini Dow	Jun-24	Morgan Stanley	523,238	0.89%	(19,215)
1		Osk Nikkei	Jun-24	Morgan Stanley	197,623	0.34%	(7,849)
5		Sfe Spi 200	Jun-24	Morgan Stanley	582,313	0.99%	(9,092)
2		Topix Index	Jun-24	Morgan Stanley	399,154	0.68%	(210)
							$ (76,164)
* Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(39)		2 Yr T-Note	Jun-24	Morgan Stanley	$ (7,969,513)	13.60%	$ 46,995
(24)		5 Yr T-Note	Jun-24	Morgan Stanley	(2,516,503)	4.30%	16,790
(4)		Aussie 10Yr Bond	Jun-24	Morgan Stanley	(300,546)	0.51%	737
(19)		Aussie 3 Yr Bond	Jun-24	Morgan Stanley	(1,269,720)	2.17%	2,918
(1)		Australian Dollar CME	Jun-24	Morgan Stanley	(75,132)	0.13%	(746)
(1)		British Pound CME	Jun-24	Morgan Stanley	(85,037)	0.15%	(979)
(3)		Canadian Bond	Jun-24	Morgan Stanley	(291,221)	0.50%	1,621
(14)		Canadian Dollar CME	Jun-24	Morgan Stanley	(1,047,014)	1.79%	5,531
(2)		CFE Vix	Jul-24	Morgan Stanley	(25,970)	0.04%	245
(2)		CFE Vix	Jun-24	Morgan Stanley	(29,169)	0.05%	(1)
(77)		Erx 2 Bund	Jun-24	Morgan Stanley	(8,619,733)	14.71%	36,499
(14)		Erx Bobl	Jun-24	Morgan Stanley	(1,746,735)	2.98%	13,831
(9)		Eur/Usd CME	Jun-24	Morgan Stanley	(1,253,621)	2.14%	5,545
(26)		Euribor	Mar-25	Morgan Stanley	(6,737,273)	11.50%	16,677
(6)		Euro Bund	Jun-24	Morgan Stanley	(855,196)	1.46%	8,415
(4)		Euro Oat Futures	Jun-24	Morgan Stanley	(499,274)	0.85%	2,711
(0)	*	Gilts	Jun-24	Morgan Stanley	(55,439)	0.09%	22
(1)		Hang Seng Index	May-24	Morgan Stanley	(83,888)	0.14%	(2,647)
(0)	*	Ice 3Mth Sonia Future	Dec-24	Morgan Stanley	(137,780)	0.24%	72
(0)	*	Japan Govt Bond Ose	Jun-24	Morgan Stanley	(296,922)	0.51%	(702)
(12)		Japanese Yen CME	Jun-24	Morgan Stanley	(972,239)	1.66%	22,547
(8)		New Zealand Dollar CME	Jun-24	Morgan Stanley	(473,670)	0.81%	2,694
(11)		Swiss Franc CME	Jun-24	Morgan Stanley	(1,439,918)	2.46%	19,343
(58)		Three-Month Sofr	Dec-24	Morgan Stanley	(13,871,678)	23.68%	48,325
(8)		Us 10 Yr Notes	Jun-24	Morgan Stanley	(810,685)	1.38%	5,444
(1)		US T.Bond	Jun-24	Morgan Stanley	(73,761)	0.13%	153
							$ 252,040
* Less than 1 contract
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 4.44%.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation (Depreciation)
$ 1,915,488	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ (65,864)

			Net Unrealized Appreciation on Swap Contracts			$ 21,643
++ All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of April 30, 2024.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
17		Aluminium LME	Jun-24	Morgan Stanley	$ 1,083,354	9.39%	$ 101,804
5		Brent Oil	Aug-24	Morgan Stanley	460,135	3.99%	(7,846)
1		Cocoa NY	Jul-24	Morgan Stanley	98,517	0.85%	(8,637)
2		Coffee NY	Jul-24	Morgan Stanley	164,098	1.42%	1,035
1		Cotton	Jul-24	Morgan Stanley	20,809	0.18%	(1,543)
5		Crude Oil	Jun-24	Morgan Stanley	375,845	3.26%	(4,169)
4		Gas Oil LDN	Jun-24	Morgan Stanley	348,124	3.02%	(11,974)
4		Gasoline Blendstock	Jun-24	Morgan Stanley	472,080	4.09%	(2,840)
2		Gold CMX	Jun-24	Morgan Stanley	409,958	3.55%	(612)
2		Heating Oil	Jun-24	Morgan Stanley	256,217	2.22%	(12,130)
2		Hi Gr. Copper	Jul-24	Morgan Stanley	250,020	2.17%	(24)
7		Iron Ore Cfr China Future	Sep-24	Morgan Stanley	77,187	0.67%	459
5		Lean Hogs	Jun-24	Morgan Stanley	207,683	1.80%	(6,050)
0	*	Lean Hogs	Aug-24	Morgan Stanley	7,080	0.06%	- ^
1		Live Cattle	Jun-24	Morgan Stanley	103,030	0.89%	(4,454)
4		Nickel LME	Jun-24	Morgan Stanley	403,585	3.50%	21,448
1		Silver CMX	Jul-24	Morgan Stanley	82,123	0.71%	(3,369)
12		Zinc LME	Jun-24	Morgan Stanley	847,523	7.34%	97,884
							$ 158,982
Open Short Future Contracts
(16)		Aluminium LME	Jun-24	Morgan Stanley	(1,006,129)	8.72%	(137,584)
(5)		Beanmeal	Jul-24	Morgan Stanley	(171,670)	1.49%	(6,846)
(7)		Beanoil	Jul-24	Morgan Stanley	(187,291)	1.62%	14,428
(14)		Corn	Jul-24	Morgan Stanley	(316,589)	2.74%	(2,639)
(1)		Kcbt Red Wheat	Jul-24	Morgan Stanley	(43,495)	0.38%	(3,823)
(6)		Natural Gas	Jun-24	Morgan Stanley	(113,146)	0.98%	2,241
(1)		Natural Gas Ttf (Gts)	Jun-24	Morgan Stanley	(23,758)	0.21%	316
(3)		Nickel LME	Jun-24	Morgan Stanley	(393,742)	3.41%	(46,100)
(4)		Platinum NMX	Jul-24	Morgan Stanley	(177,724)	1.54%	(4,525)
(7)		Soybeans	Jul-24	Morgan Stanley	(417,056)	3.61%	3,279
(7)		Sugar NY	Jul-24	Morgan Stanley	(150,333)	1.30%	2,972
(2)		Wheat	Jul-24	Morgan Stanley	(49,048)	0.43%	(3,524)
(14)		Wpg Canola	Jul-24	Morgan Stanley	(121,607)	1.05%	3,176
(10)		Zinc LME	Jun-24	Morgan Stanley	(700,237)	6.07%	(126,317)
							$ (304,946)
* Less than 1 contract
^ Less than $1 US Dollar
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 17.34%.